Basis of Preparation - Additional Information (Details)	Mar. 31, 2021	Feb. 11, 2021
Sprout Foods, Inc.
Disclosure Of Basis Of Preparation [Line Items]
Ownership percentage acquired	50.10%	50.10%
Former Controlling Shareholder
Disclosure Of Basis Of Preparation [Line Items]
Minority ownership percentage	39.70%